STOCK-BASED COMPENSATION	12 Months Ended
Dec. 31, 2021
Share-based Payment Arrangement [Abstract]
STOCK-BASED COMPENSATION

14.STOCK-BASED COMPENSATION

Equity Incentive Plan — The Company historically had one Equity Incentive Plan, the 2013 Equity Incentive Plan (the “2013 Plan”), under which the Company had issued equity awards to the Company’s officers, directors, employees, and consultants. The option exercise price was determined by the Board of Directors based on the estimated fair value of the Company’s common stock.

In December 2021, the Board of Directors adopted the Company’s 2021 Incentive Award Plan (the “2021 Plan”), upon consummation of the Business Combination. No new awards will be issued under the 2013 Plan following the approval of the 2021 Plan.

Under the 2021 Plan, the Company has the ability to issue incentive stock options, non-qualified stock options, stock appreciation rights, restricted stock awards, and restricted stock units to selected employees, officers, directors and consultants of the Company as an incentive to such persons. The Company has initially reserved 10,024,848 shares of common stock for issuance to officers, directors, employees, and consultants of the Company pursuant to the 2021 Plan. The number of shares initially available for issuance will be increased on January 1 of each calendar year beginning in 2022 and ending in 2031, by an amount equal to the lesser of (a) 5% of the shares of common stock outstanding on the final day of the immediately preceding calendar year and (b) such smaller number of shares as determined by the Board.

Of such reserved shares of common stock, as of December 31, 2021, 1,280,000 restricted stock units have been granted and are currently outstanding, leaving 8,744,848 shares of common stock remain available for issuance pursuant to the 2021 Plan.

Stock Options — Stock options granted under both the 2013 Plan and 2021 Plan are generally granted at a price per share not less than the fair value at the date of the grant. Options granted to date generally vest over a four-year period with 25% of the shares underlying the options vesting on the first anniversary of the vesting commencement date with the remaining 75% of the shares vesting on a pro-rata basis over the succeeding thirty-six months, subject to continued service with the Company through each vesting date. Options granted are generally exercisable for up to 10 years, also subject to continued service with the Company.

The following is a summary of stock options activity during the years ended December 31, 2021, 2020, and 2019:

			Weighted
		Weighted	Average
		Average	Remaining
	Number of	Exercise	Contractual
	Shares	Price	Life
Outstanding as of December 31, 2018	4,331,494	$2.43	7.59
Granted	4,342,214	3.37
Exercised	(105,867)	1.23
Forfeited	(960,475)
Outstanding as of December 31, 2019	7,607,366	$2.94	8.17
Granted	1,172,294	3.16
Exercised	(52,435)	1.07
Forfeited	(2,520,076)
Outstanding as of December 31, 2020	6,207,149	$3.13	7.30
Granted	1,307,713	4.93
Exercised	(351,462)	2.14
Forfeited	(1,330,881)
Outstanding as of December 31, 2021	5,832,519	$3.30	5.62
Vested and expected to vest as of December 31, 2021	5,832,519	$3.30	5.62
Exercisable as of December 31, 2021	3,872,121	$1.35	4.63

Stock-based compensation expense related to stock options was $2,492,533, $1,956,009, and $2,286,349 for the years ended December 31, 2021, 2020, and 2019, respectively. All stock-based compensation is recorded within selling, general and administrative expense on the Consolidated Statements of Operations.

Incremental expense associated with the modification of stock options for certain key employees who left the Company during the year ended December 31, 2021 was $356,937.

The following key assumptions were used in the Black-Scholes-Merton valuation model for the value stock option grants:

	2021	2020	2019
Expected volatility	58.0%	51.8%	47.4%
Expected term (in years)	4.41	5.99	5.90
Risk-free interest rate	0.8%	0.3%	1.8%
Expected dividend yield	0.0%	0.0%	0.0%

The weighted-average grant date fair value of the options granted during the years ended December 31, 2021, 2020, and 2019 was $3.59, $1.44, and $1.49, respectively. As of December 31, 2021, 2020, and 2019, total unrecognized compensation costs related to unvested stock options was approximately $3,994,756, $3,490,761, and $6,321,143, respectively. These costs are expected to be recognized over a weighted-average period of 1.09 years, 1.28 years, and 1.39 years, respectively. The aggregate intrinsic value of options exercised during 2021, 2020, and 2019 was $4,054,823, $109,880, and $277,155, respectively. The total fair value of stock options vested during the years and 2021, 2020, and 2019 was $1,414,334, $2,558,269, and $1,581,077, respectively.

Restricted Stock Awards — The company did not grant any restricted stock awards during the years ended December 31, 2021, 2020, and 2019.

Restricted Stock Units — In connection with the Business Combination, certain executive officers are eligible for a three-year long-term incentive program (“LTIP”), under which these individuals will be granted shares of restricted stock units ("RSUs") eligible to vest over a three-year period (the “LTIP period”). For each individual, certain portions of the RSUs granted (i) will vest over time based on continued service over the LTIP period (ii) will vest based on the achievement of certain gross profit targets over the LTIP period, and (iii) will vest based on the achievement of certain share price hurdles for the Company’s common stock. Each of these grant types will be subject to the officers’ continuous employment through each vesting date.

As of December 31, 2021, 510,000 time-based RSUs and 770,000 share-price target RSUs have been granted, respectively, to two executive officers. The time-based RSUs will vest annually over the three-year LTIP period, subject to the executives’ continued service at each vesting date. The share-price target RSUs are subject to vesting based on the achievement of certain share price hurdles over the LTIP period. For the time-based RSUs, the stock-based compensation expense will be recognized evenly over the three-year LTIP period, with $119,941 being recognized in December 2021.

A valuation to determine the fair values for the share-price target RSUs was performed using a Monte-Carlo Simulation, which includes the probability of reaching the share price hurdles in determining the fair value of the award. Total stock-based compensation to be recognized for these share-price target RSUs is based on a derived service period, calculated by the model. Total stock-based compensation expense related to these awards recognized for the year ended December 31, 2021 was $1,035,944.

As of December 31, 2021, total unrecognized compensation costs related to unvested time-based RSUs and share-price target RSUs was approximately $5,964,359 and $4,732,496, respectively, which is expected to be recognized over a weighted-average period of 2.94 years and 0.90 years, respectively. No RSUs have vested as of December 31, 2021. To date, the Company has not yet granted RSUs which vest based on the achievement of certain gross profit targets.

Employee Stock Purchase Plan — In connection with the Business Combination, the Company adopted the 2021 Employee Stock Purchase Plan (the “ESPP”), which will allow eligible employees to acquire a stock ownership in the Company. A total of 2,004,969 shares of common stock were initially reserved for issuance under the ESPP. In addition, the number of shares available for issuance under the ESPP will be annually increased on January 1 of each calendar year beginning in 2022 and ending on and including January 31, 2031, by an amount equal to the lesser of (a) 1% of the aggregate number of common stock outstanding on the final day of the immediately preceding calendar year and (b) such smaller number of shares as is determined by the Board. As of December 31, 2021, there have been no issuances under the ESPP.